Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Oct. 15, 2012
Supplement [Text Block]	si3_SupplementTextBlock

SCHWAB INVESTMENTS

(the "Trust")

Schwab Premier Income Fund

(the "Fund")

Supplement dated October 15, 2012 to the

Statutory Prospectus dated December 15, 2011 and

the Summary Prospectus dated May 30, 2012

1.	Change to Fund Name

Effective December 15, 2012, the Fund's name will change to Schwab Intermediate-Term Bond Fund.

2.	Change to Investment Objective

Effective December 15, 2012, the Fund's investment objective on Pages 17 and 27 of the Statutory Prospectus and Page 1 of the Summary Prospectus will be deleted and replaced in its entirety with the following: "The fund seeks total return."

3.	Change to Principal Investment Strategies

Effective December 15, 2012, the first four paragraphs of the "Principal investment strategies" Section on Pages 17-18 of the Statutory Prospectus and Pages 1-2 of the Summary Prospectus will be deleted and replaced in their entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus any borrowings for investment purposes) in debt instruments. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in fixed income instruments issued by the U.S. government, its agencies or instrumentalities, and U.S. companies and entities. The fund may also invest in U.S. dollar denominated fixed income instruments issued by non-U.S. and emerging market governments, governmental agencies, companies and entities and supranational entities. Under normal circumstances, the dollar-weighted average maturity of the fund's portfolio is expected to be between three years and ten years.

The fund may invest in fixed-, variable- or floating-rate bonds of any kind, including, government and agency bonds, corporate bonds, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, hybrid securities, and preferred securities.

The fund invests at least 75% of its net assets in investment grade bonds as rated by independent rating agencies, or if unrated, determined by the investment adviser to be of comparable quality. The fund may also invest up to 10% of its net assets in bonds rated below investment grade (sometimes called junk bonds) or their unrated equivalents as determined by the investment adviser. The fund may invest in bonds having ultra-short, short-, intermediate- and long-term maturities.

The fund also may invest in derivatives instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as a strategy designed to manage exposure to other risks. The fund may also invest in mortgage dollar rolls.

4.	Change to Principal Risks

Effective December 15, 2012, in conjunction with the changes to the Fund's principal investment strategies, the following changes will be made to the Fund's principal risks:

The following principal risks will be deleted from the "Principal risks" Section on Page 2 of the Summary Prospectus and Pages 18-19 of the Statutory Prospectus: Currency Risk, Convertible Securities Risk, Equity Risk, REITs Risk and Exchange Traded Fund (ETF) Risk.

The following principal risks will be deleted from the "More about the fund's principal risks" Section on Pages 27-30 of the Statutory Prospectus: Currency Risk, Equity Risk, Large- and Mid-Cap Risk, Small-Cap Risk, Convertible Securities Risk, REITs Risk and Exchange Traded Fund (ETF) Risk.

At a meeting held on September 25, 2012, the Board of Trustees of the Trust approved a reduction of the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the Fund, effective December 15, 2012, as follows:

Current Net Operating Expenses	Current Net Operating Expense Limit	New Net Operating Expense Limit
0.61%	0.63%	0.45%

Accordingly, the "Fund fees and expenses" Section and "Example" Section on Page 1 of the Summary Prospectus and Page 17 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount redeemed or exchanged within 30 days of purchase)	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses	0.32

Total annual fund operating expenses	0.62
Less expense reduction	(0.17)

Total annual fund operating expenses after expense reduction[1]	0.45

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$46	$144	$252	$567

Schwab Premier Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	si3_SupplementTextBlock

SCHWAB INVESTMENTS

(the "Trust")

Schwab Premier Income Fund

(the "Fund")

Supplement dated October 15, 2012 to the

Statutory Prospectus dated December 15, 2011 and

the Summary Prospectus dated May 30, 2012

1.	Change to Fund Name

Effective December 15, 2012, the Fund's name will change to Schwab Intermediate-Term Bond Fund.

2.	Change to Investment Objective

Effective December 15, 2012, the Fund's investment objective on Pages 17 and 27 of the Statutory Prospectus and Page 1 of the Summary Prospectus will be deleted and replaced in its entirety with the following: "The fund seeks total return."

3.	Change to Principal Investment Strategies

Effective December 15, 2012, the first four paragraphs of the "Principal investment strategies" Section on Pages 17-18 of the Statutory Prospectus and Pages 1-2 of the Summary Prospectus will be deleted and replaced in their entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus any borrowings for investment purposes) in debt instruments. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in fixed income instruments issued by the U.S. government, its agencies or instrumentalities, and U.S. companies and entities. The fund may also invest in U.S. dollar denominated fixed income instruments issued by non-U.S. and emerging market governments, governmental agencies, companies and entities and supranational entities. Under normal circumstances, the dollar-weighted average maturity of the fund's portfolio is expected to be between three years and ten years.

The fund may invest in fixed-, variable- or floating-rate bonds of any kind, including, government and agency bonds, corporate bonds, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, hybrid securities, and preferred securities.

The fund invests at least 75% of its net assets in investment grade bonds as rated by independent rating agencies, or if unrated, determined by the investment adviser to be of comparable quality. The fund may also invest up to 10% of its net assets in bonds rated below investment grade (sometimes called junk bonds) or their unrated equivalents as determined by the investment adviser. The fund may invest in bonds having ultra-short, short-, intermediate- and long-term maturities.

The fund also may invest in derivatives instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as a strategy designed to manage exposure to other risks. The fund may also invest in mortgage dollar rolls.

4.	Change to Principal Risks

Effective December 15, 2012, in conjunction with the changes to the Fund's principal investment strategies, the following changes will be made to the Fund's principal risks:

The following principal risks will be deleted from the "Principal risks" Section on Page 2 of the Summary Prospectus and Pages 18-19 of the Statutory Prospectus: Currency Risk, Convertible Securities Risk, Equity Risk, REITs Risk and Exchange Traded Fund (ETF) Risk.

The following principal risks will be deleted from the "More about the fund's principal risks" Section on Pages 27-30 of the Statutory Prospectus: Currency Risk, Equity Risk, Large- and Mid-Cap Risk, Small-Cap Risk, Convertible Securities Risk, REITs Risk and Exchange Traded Fund (ETF) Risk.

At a meeting held on September 25, 2012, the Board of Trustees of the Trust approved a reduction of the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the Fund, effective December 15, 2012, as follows:

Current Net Operating Expenses	Current Net Operating Expense Limit	New Net Operating Expense Limit
0.61%	0.63%	0.45%

Accordingly, the "Fund fees and expenses" Section and "Example" Section on Page 1 of the Summary Prospectus and Page 17 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount redeemed or exchanged within 30 days of purchase)	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses	0.32

Total annual fund operating expenses	0.62
Less expense reduction	(0.17)

Total annual fund operating expenses after expense reduction[1]	0.45

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$46	$144	$252	$567